Voyage Expenses and Commissions (Tables)	12 Months Ended
Dec. 31, 2017
Voyage Expenses and Commissions
Schedule of voyage expenses and commissions

	For the year ended December 31,
	2015	2016	2017
Brokers' commissions on revenue	4,678	5,526	6,456
Bunkers' consumption	9,577	4,984	8,948
Adjustment for net pool allocation (Note 20)	35	4,674	(7,254)

Total	14,290	15,184	8,150